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                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002

VENTURE
For contracts purchased on and after October 7, 2002: (a) purchase payments may not be allocated to the 1 and 3-year fixed account investment options (collectively, the "Fixed Account Investment Options") and (b) transfers from the variable account investment options to the Fixed Account Investment Options will not be permitted.

Contract owners who purchase their contracts prior to October 7, 2002 may transfer to the Fixed Account Investment Options or renew amounts currently in a Fixed Account Investment Option, but may not allocate new purchase payments to the Fixed Account Investment Options.

VANTAGE AND VENTURE III
For contracts purchased on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

Contract owners who purchase their contracts prior to October 7, 2002 may transfer to the 1-year fixed account investment option or renew amounts currently in a 1-year fixed account investment option, but may not allocate new purchase payments to the 1-year fixed account investment option.

STRATEGY
For contracts purchased on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

Contract owners who purchase their contracts prior to October 7, 2002 may transfer to the 1 or 3-year fixed account investment options as applicable (collectively, the "Fixed Account Investment Options") or renew amounts currently in a Fixed Account Investment Option, but may not allocate new purchase payments to the Fixed Account Investment Options.


                       SUPPLEMENT DATED SEPTEMBER 20, 2002


Venture/Vantage/Venture III/Strategy.Supp 9/2002